Debt (Details Narrative)																	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 18, 2024	Mar. 27, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 09, 2024 USD ($) shares	Feb. 05, 2024 USD ($) shares	Feb. 02, 2024 shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 12, 2023 USD ($) Integer	Nov. 16, 2023 USD ($)	Oct. 03, 2023 USD ($) $ / shares	Sep. 13, 2023 USD ($) $ / shares shares	Aug. 30, 2023 USD ($)	Jul. 19, 2022 USD ($)	Mar. 21, 2022 USD ($)	Feb. 19, 2021 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) Integer $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021	Feb. 14, 2024 USD ($) $ / shares	Jan. 31, 2024 $ / shares	Feb. 14, 2023 $ / shares	Dec. 21, 2022 USD ($) $ / shares	Oct. 10, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)
Aggregate principal amount							$ 3,500,000
Number of promissory notes In connection with merger | Integer																				2
Common stock, value issued																	$ 2,022			$ 1,602	$ 645
Original issuance price | $ / shares																	$ 0.61				$ 1.54
Loss on debt extinguishment																	$ 527,980				$ (56,653)
Common stock par value | $ / shares																	$ 0.0001			$ 0.0001	$ 0.0001
Modification of convertible notes payable																				$ 9,909
Change in fair value of convertible promissory notes																	$ 544,000			$ (34,000)
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares						175,000
CPBF Lending LLC [Member]
Aggregate principal amount																$ 8,000,000
Debt Instrument, covenant compliance description																	For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.			For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Additional loan principal amount																$ 7,000,000
Exit fee percentage																1.00%
Debt covenant description																				The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement.
Derivatives measured at fair value																$ 3,000
Gem Agreement [Member]
Aggregate principal amount					$ 1,000,000.0
Common stock, value issued																														$ 100,000,000
Cash agreed to pay					1,200,000
Monthly installments					100,000
Payment of debt					1,200,000
Gem Agreement [Member] | Gem Warrant [Member]
Percentage of right to convert warrant to common shares																														3.00%
Gem Agreement [Member] | Gem Term Sheet [Member]
Common stock, value issued							2,000,000.0
Convertible Debt							$ 2,000,000.0	$ 2,000,000.0												$ 2,000,000.0
Debt Instrument term							5 years	5 years
Coupon rate							0.00%	0.00%
Debt instrument fee amount																				2,000,000.0
Yorkville Standby Equity Purchase Agreement [Member]
Debt discount upon issuance			$ 250,000				$ 100,000
Aggregate principal amount			1,500,000		$ 1,000,000												$ 1,000,000
Net proceeds from issuance of convertible promissory notes			$ 1,250,000				900,000
Increased Principal Amount Agreed to Advance							1,000,000
Aggregate principal amount							$ 4,500,000
Maximum floor price | $ / shares							$ 2.00																	$ 2.00
Floor price | $ / shares																							$ 0.294
Yorkville Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Debt instrument, interest rate		0.00%			0.00%
Aggregate principal amount		$ 1,500,000			$ 1,000,000.0
Debt instrument, maturity date		Jun. 14, 2024			Jun. 14, 2024
Increased Principal Amount Agreed to Advance		$ 1,500,000			$ 1,000,000.0
Aggregate principal amount		$ 4,500,000			$ 4,500,000
Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member]
Debt discount upon issuance							$ 200,000
Net proceeds from issuance of convertible promissory notes							$ 1,800,000
Prepayment premium							10.00%
7GC & Co. Holdings LLC [Member]
Debt instrument conversion price per share | $ / shares																										$ 10.00
Loans payable current																				2,540,091
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt discount upon issuance							$ 200,000
Aggregate principal amount																	500,000
Net proceeds from issuance of convertible promissory notes							$ 1,800,000
Prepayment premium							10.00%
Alco August Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate													8.00%
Interest expense																	5,449
Interest expense debt																	2,991
Debt related commitement fees and debt issuance costs																	2,458
Aggregate principal amount													$ 150,000
Debt instrument, maturity date													Apr. 29, 2024
Debt instrument unamortized debt issuance costs gross													$ 3,711
Principal amount outstanding																	150,000			150,000
Accrued interest outstanding																	7,035			$ 4,044
Alco September Promissory Note [Member]
Debt instrument, maturity date range, end																				Sep. 30, 2024
Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Lock-up period								180 days		180 days	180 days	180 days
Maximum borrowing capacity											$ 500,000	$ 1,000,000
Holding period for shares								5 months 26 days		7 months 6 days	8 months 19 days	9 months 7 days
Net proceeds from issuance of convertible promissory notes											$ 500,000	$ 1,000,000
Estimated re-levered equity volatility rate								47.00%		54.00%	52.00%	54.00%
Commensurate risk-free rate								5.20%		5.20%	5.40%	5.30%
Estimated re-levered equity volatility rate								9.00%		11.50%	11.50%	12.50%
Expected percentage of completing the merger								100.00%		100.00%	80.00%	80.00%
Alco September Promissory Note [Member] | Alco Share Transfer Agreements [Member] | 7GC & Co. Holdings Inc. [Member]
Debt instrument conversion price per share | $ / shares								$ 10.00
Debt Conversion, Converted Instrument, Shares Issued | shares								150,000
Alco September Promissory Note [Member] | Alco October Share Transfer Agreement [Member] | 7GC & Co. Holdings LLC [Member]
Debt Conversion, Description																				for each $10.00 in principal borrowed under the Alco September Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Debt instrument conversion price per share | $ / shares												$ 10.00
Debt Conversion, Converted Instrument, Shares Issued | shares												150,000
Lock-up period												180 days
Alco September Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate												8.00%
Debt discount upon issuance												$ 638,808
Interest expense																	91,563
Interest expense debt																	29,918
Debt related commitement fees and debt issuance costs																	61,645
Aggregate principal amount												$ 1,500,000
Debt instrument, maturity date												Sep. 30, 2024
Principal amount outstanding																	1,500,000			$ 1,500,000
Accrued interest outstanding																	$ 60,493			$ 30,575
Debt issuance costs												$ 8,588
Alco November Promissory Note [Member] | Subsequent Event [Member]
Debt instrument, maturity date range, end	May 31, 2024
Alco November Promissory Note [Member] | Alco Share Transfer Agreements [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Conversion, Description																	for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 150,000, 75,000, and 600,000, respectively
Debt Conversion, Converted Instrument, Shares Issued | shares								75,000
Alco November Promissory Note [Member] | Alco November Share Transfer Agreement [Member] | 7GC & Co. Holdings LLC [Member]
Debt Conversion, Description																				for each $10.00 in principal borrowed under the Alco November Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share
Debt instrument conversion price per share | $ / shares												$ 10.00
Debt Conversion, Converted Instrument, Shares Issued | shares												75,000
Lock-up period												180 days
Alco November Promissory Note [Member] | December 2023 Share Transfer Agreement [Member] | 7GC & Co. Holdings LLC [Member]
Debt Conversion, Description																				for each $10.00 in principal borrowed under the December 2023 Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares
Debt instrument conversion price per share | $ / shares												$ 10.00
Debt Conversion, Converted Instrument, Shares Issued | shares												600,000
Lock-up period												180 days
Alco November Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate										8.00%
Interest expense																	$ 248,285
Interest expense debt																	14,959
Debt related commitement fees and debt issuance costs																	233,326
Debt instrument, maturity date										Apr. 13, 2024
Debt instrument unamortized debt issuance costs gross										$ 363,905
Principal amount outstanding																	750,000			$ 750,000
Accrued interest outstanding																	22,356			7,397
Alco December Promissory Note [Member] | Alco Share Transfer Agreements [Member] | 7GC & Co. Holdings Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares								600,000
Lock-up period								180 days
Alco December Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate								8.00%
Interest expense debt																	39,890
Debt related commitement fees and debt issuance costs																	192,326
Debt instrument, maturity date								Dec. 31, 2024
Debt instrument unamortized debt issuance costs gross								$ 1,496,252									232,216
Principal amount outstanding																	2,000,000			2,000,000
Accrued interest outstanding																	$ 47,780			7,890
Seven GC Promissory Notes [Member]
Loans payable current				$ 2,540,091																2,540,091
Outstanding principal amount																				2,550,000
Modification of convertible notes payable									$ 9,909											$ 9,909
Debt instrument, convertible, threshold trading days | Integer									30
Term Note [Member] | CPBF Lending LLC [Member]
Debt instrument, interest rate																14.00%						14.00%
Aggregate principal amount																$ 6,500,000
Frequency of periodic interest payment																monthly						monthly
Paid in kind interest																						1.50%
Effective interest rate percentage																				16.00%	16.00%
Percentage of additional borrowing principal amount																81.25%
Cash interest default percentage																20.00%
Interest payable-in-kind default percentage																0.00%
Capitalized debt issuance costs																$ 310,589
Convertible Debt [Member] | CPBF Lending LLC [Member]
Aggregate principal amount																$ 1,500,000
Paid in kind interest																						15.50%
Effective interest rate percentage																	16.00%	16.00%
Percentage of additional borrowing principal amount																18.75%
Accrued interest payable-in-kind																15.50%
Capitalized debt issuance costs																$ 71,674
Medium-Term Note [Member] | CPBF Lending LLC [Member]
Effective interest rate percentage																	16.00%	16.00%
December 2022 Seven GC Note [Member]
Aggregate principal amount											$ 250,000															$ 2,300,000
First Amendment Convertible Note [Member]
Amendment fee							$ 23,748
First Amendment Convertible Note [Member] | CPBF Lending LLC [Member]
Aggregate principal amount																											$ 321,345
2022 Convertible Notes [Member]
Interest expense																		$ 151,624		$ 1,063,093
Interest expense debt																		34,717		188,059
Debt related commitement fees and debt issuance costs																		116,907		875,034
Yorkville Convertible Note [Member]
Interest expense																				0
Aggregate principal amount							$ 1,800,000													1,766,000
Outstanding principal amount																				$ 2,000,000
Original issuance price | $ / shares							$ 10.96													$ 1.88
Estimated equity volatility							43.00%													71.00%
Time to maturity							6 months													5 months 15 days
Discounted market interest rate							14.90%													14.00%
Risk free rate							5.30%													5.28%
Probability of optional redemption rate							10.00%													10.00%
Change in fair value of convertible promissory notes																				$ 34,000
Yorkville Convertible Note [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member]
Debt instrument, interest rate							0.00%
Aggregate principal amount							$ 2,000,000
Debt instrument, maturity date							Jun. 14, 2024
Debt instrument, increase in interest rate							18.00%
Repayment of convertible debt							$ 1,000,000
Percentage of repayment of convertible debt, amount							10.00%
Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Aggregate principal amount							$ 2,000,000
Yorkville Convertible Notes [Member]
Interest expense																	$ 0
Aggregate principal amount																	3,064,000			1,766,000
Outstanding principal amount																	$ 3,000,000			$ 2,000,000
Original issuance price | $ / shares																	$ 0.61			$ 1.88
Estimated equity volatility																	106.00%			71.00%
Time to maturity																	2 months 15 days			5 months 15 days
Discounted market interest rate																	16.50%			14.00%
Risk free rate																	5.46%			5.28%
Probability of optional redemption rate																	75.00%			10.00%
Gain (loss) on change in fair value of convertible notes liability																	$ 544,000
Yorkville Convertible Notes [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt instrument, interest rate							0.00%
Debt instrument, maturity date							Jun. 14, 2024
Debt instrument, increase in interest rate							18.00%
Repayment of convertible debt							$ 1,000,000
Percentage of repayment of convertible debt, amount							10.00%
Loan agreement with cpbf Lending Llc [Member]
Principal amount outstanding																				$ 6,500,000	$ 6,500,000
Loan agreement with cpbf Lending Llc [Member] | Term Note [Member]
Interest expense debt																	266,348	259,443
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Interest expense																				422,507	319,743
Interest expense debt																				395,575	303,121
Debt related commitement fees and debt issuance costs																				$ 26,932	$ 16,622
Effective interest rate percentage																				16.00%	16.00%
Debt issuance costs incurred during the period gross																					$ 2,000
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Interest expense																	292,327	278,164		$ 1,140,106	1,110,296
Interest expense debt																				1,058,230	1,042,291
Debt related commitement fees and debt issuance costs																	25,979	18,721		$ 81,876	$ 68,006
Convertible Debt [Member] | Term Note [Member]
Interest expense debt																	108,596	91,860
Convertible Debt [Member] | Medium-Term Note [Member]
Interest expense																	116,411	98,432
Debt related commitement fees and debt issuance costs																	$ 7,815	6,572
Related party convertible notes [Member]
Debt instrument, interest rate																			8.00%	8.00%	8.00%
Debt discount upon issuance																		707,000		$ 1,126,451	$ 1,311,025
Interest expense																		383,284		2,307,013
Interest expense debt																		90,422		464,071
Debt related commitement fees and debt issuance costs																		$ 292,862		$ 1,842,942
Debt instrument conversion feature																			The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
Aggregate principal amount							$ 7,271,368
Debt issuance costs																					18,248
Conversion of stock | shares							1,146,435
Debt instrument conversion percentage																			80.00%
Conversion price | $ / shares																			$ 50,000,000
Bifurcated derivative																					$ 1,292,777
Nonrelated Party [Member]
Debt instrument, interest rate																			8.00%
Debt instrument conversion feature																			The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.	The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).	The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).
Aggregate principal amount							$ 3,346,232
Conversion of stock | shares							529,867
Debt instrument conversion percentage																			80.00%
Conversion price | $ / shares																			$ 500,000
Nonrelated Party [Member] | Additional Subordinated Convertible Notes 2022[Member]
Debt discount																				$ 559,390	$ 548,871
Nonrelated Party [Member] | Additional Subordinated Convertible Notes 2022[Member] | Bifurcated Derivative Portion [Member]
Debt discount																					541,223
Nonrelated Party [Member] | Additional Subordinated Convertible Notes 2022[Member] | Debt Portion [Member]
Debt discount																					$ 7,648
Third Party Creditors [Member] | 2022 Third Party Convertible Notes [Member]
Aggregate principal amount																												$ 1,761,206
Third Party Creditors [Member] | Third Party Convertible Notes [Member]
Aggregate principal amount																												1,435,000
Minimum [Member]
Original issuance price | $ / shares																		$ 8.22		$ 8.38
Time to maturity																	5 years 9 months	5 years 3 months		5 years	5 years 11 months 8 days
Minimum [Member] | Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Estimated re-levered equity volatility rate								7.50%		9.50%	10.00%	10.70%
Estimated re-levered equity volatility rate								7.50%		9.50%	10.00%	10.70%
Maximum [Member]
Original issuance price | $ / shares																		$ 8.58		$ 11.98
Time to maturity																	6 years 29 days	6 years 29 days		6 years 29 days	6 years 29 days
Maximum [Member] | Gem Agreement [Member] | Share Purchase Agreement [Member]
Common stock, value issued							$ 100,000,000
Maximum [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member]
Aggregate principal amount							3,500,000
Maximum [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Aggregate principal amount																							$ 7,000,000
Maximum [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Aggregate principal amount							$ 7,000,000
Maximum [Member] | Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Estimated re-levered equity volatility rate								12.00%		15.00%	15.00%	16.00%
Estimated re-levered equity volatility rate								12.00%		15.00%	15.00%	16.00%
Maximum [Member] | Alco November Promissory Note [Member] | Alco [Member]
Aggregate principal amount										$ 750,000
Maximum [Member] | Alco December Promissory Note [Member] | Alco [Member]
Aggregate principal amount								$ 2,000,000
Weighted Average [Member] | Alco September Promissory Note [Member]
Estimated re-levered equity volatility rate								9.00%		11.50%	11.50%	12.50%
Common Class A [Member]
Common stock par value | $ / shares							$ 0.0001
Common Class A [Member] | Gem Agreement [Member]
Convertible Debt																	$ 900,000
Shares issuable under the terms of promissory note | shares					2,000,000
Shares issued under the terms of promissory note | shares																	139,470
Common Class A [Member] | Gem Agreement [Member] | Subsequent Event [Member]
Shares issuable under the terms of promissory note | shares					2,000,000
Shares issued under the terms of promissory note | shares					139,470
Common Class A [Member] | Gem Agreement [Member] | Gem Term Sheet [Member] | Gem Warrant [Member]
Percentage of right to convert warrant to common shares							3.00%	3.00%
Common Class A [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor Member
Stock Issued During Period, Shares, New Issues | shares				890,611
Common Class A [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor Member | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares						890,611
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Conversion of stock | shares																	1,445,524
Common stock par value | $ / shares							$ 0.0001																		$ 0.0001
Common Class A [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member]
Conversion rate percentage of common stock outstanding							9.99%
Common Class A [Member] | Yorkville Advisors Global LP [Member] | Standby Equity Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Aggregate principal amount							$ 1,500,000
Common Class A [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Conversion rate percentage of common stock outstanding							9.99%
Conversion of stock | shares																	788,211
Common Class A [Member] | Seven GC Promissory Notes [Member]
Debt instrument conversion price per share | $ / shares																				$ 10.00
Common stock par value | $ / shares											$ 0.0001
Alco [Member]
Equity percentage owned percentage															15.00%
Debt discount upon issuance																					$ 151,000
Interest expense debt																					$ 124,621
Debt instrument conversion feature															The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
Aggregate principal amount														$ 2,101,744	$ 2,000,000
Effective interest rate percentage																					20.00%
Debt instrument conversion percentage															85.00%
Contractual interest																					$ 100,274
Amortization of the discount																					$ 24,347
Loss on debt extinguishment														$ 56,653
Alco [Member] | Alco August Promissory Note [Member]
Debt instrument, interest rate													8.00%
Interest expense																				$ 4,494
Interest expense debt																				4,044
Debt related commitement fees and debt issuance costs																				450
Aggregate principal amount										$ 750,000		$ 1,500,000	$ 150,000
Debt instrument, maturity date													Apr. 29, 2024
Debt instrument unamortized debt issuance costs gross													$ 3,711
Principal amount outstanding																				150,000
Accrued interest outstanding																				$ 4,044
Alco [Member] | Alco September Promissory Note [Member]
Equity percentage owned percentage																				10.00%
Debt instrument, interest rate												8.00%
Debt discount upon issuance												$ 638,808
Interest expense																				$ 478,815
Interest expense debt																				30,575
Debt related commitement fees and debt issuance costs																				448,240
Debt instrument, maturity date												Jan. 10, 2024
Principal amount outstanding																				1,500,000
Accrued interest outstanding																				30,575
Debt issuance costs												$ 8,588
Alco [Member] | Alco November Promissory Note [Member]
Debt instrument, interest rate										8.00%
Interest expense																				94,005
Interest expense debt																				7,397
Debt related commitement fees and debt issuance costs																				86,608
Debt instrument, maturity date										Apr. 13, 2024
Principal amount outstanding																				750,000
Accrued interest outstanding																				7,397
Debt issuance costs										$ 363,905
Alco [Member] | Alco December Promissory Note [Member]
Debt instrument, interest rate								8.00%
Interest expense																				39,087
Interest expense debt																				7,890
Debt related commitement fees and debt issuance costs																				31,197
Aggregate principal amount								$ 2,000,000
Debt instrument, maturity date								Dec. 31, 2024
Principal amount outstanding																				2,000,000
Accrued interest outstanding																				$ 7,890
Debt issuance costs								$ 1,496,252
Alco [Member] | Series A Preferred Stock [Member]
Equity percentage owned percentage															5.00%					5.00%	5.00%
Alco [Member] | Series A Preferred Stock [Member] | Alco August Promissory Note [Member]
Equity percentage owned percentage													10.00%
DNX [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Equity percentage owned percentage																				5.00%	5.00%
DNX [Member] | Series A Preferred Stock [Member] | Minimum [Member] | Related party convertible notes [Member]
Equity percentage owned percentage																			5.00%
Alco Manson Ward And DNX [Member]
Aggregate principal amount																												$ 4,200,538	$ 4,200,538
Alco Manson Ward DNX And William Bryant [Member] | Related party convertible notes [Member]
Aggregate principal amount																		$ 2,583,000	$ 2,583,000